Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Plans and Similar Obligations
Present value of the DBO	€ 2,241	€ 2,002
Fair value of the plan assets	2,040	1,833
Net defined benefit liability (asset)	222	222
thereof: Net defined benefit asset	(19)	(79)
Net defined benefit liability	€ 241	€ 301
Net defined asset as % of Non-current other financial assets.	0.00%	1.00%
Net defined benefit liability as % of Non-current provisions	49.00%	69.00%
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	€ 285	€ 256
Fair value of the plan assets	124	98
Net defined benefit liability (asset)	161	158
thereof: Net defined benefit asset	(1)	(63)
Net defined benefit liability	€ 162	€ 221
Net defined asset as % of Non-current other financial assets.	0.00%	1.00%
Net defined benefit liability as % of Non-current provisions	33.00%	51.00%
Domestic Plans [member]
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,204	€ 1,060
Fair value of the plan assets	1,209	1,063
Net defined benefit liability (asset)	0	0
thereof: Net defined benefit asset	0	0
Net defined benefit liability	€ 0	€ 0
Net defined asset as % of Non-current other financial assets.	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	0.00%	0.00%
Present value of the DBO provides for lump-sum payments	€ 1,150	€ 1,006
Foreign Plans [member]
Pension Plans and Similar Obligations
Present value of the DBO	752	686
Fair value of the plan assets	707	672
Net defined benefit liability (asset)	61	64
thereof: Net defined benefit asset	(18)	(17)
Net defined benefit liability	€ 79	€ 80
Net defined asset as % of Non-current other financial assets.	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	16.00%	19.00%
Present value of the DBO provides for annuity payments	€ 597	€ 535